PARENT ONLY INFORMATION - Condensed Statements of Cash Flows (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Net loss	$ (2,489)	$ (9,590)	$ (56,582)
Prepaid expenses and other current assets	4,260	(423)	1,412
Accrued expenses and other current liabilities	(40,497)	4,276	32,537
Net cash provided by / (used in) operating activities	(48,163)	(20,715)	35,826
Net cash provided by / (used in) investing activities	(2,256)	(1,078)	2,051
Issuance of ordinary shares from treasury shares	0	45	0
Net cash used in financing activities	(586)	(2,295)	(43)
Net increase /(decrease) in cash and cash equivalents	(51,005)	(24,088)	37,834
Cash, cash equivalents and restricted cash at beginning of year	71,704	94,568	59,602
Cash, cash equivalents and restricted cash at end of year	19,745	71,704	94,568
LightInTheBox Holding Co., Ltd. | Parent
Net loss	(2,489)	(9,590)	(56,582)
Share of loss from subsidiaries and VIEs	1,505	8,368	54,348
Prepaid expenses and other current assets	156	30	101
Accrued expenses and other current liabilities	(509)	(72)	(95)
Net cash provided by / (used in) operating activities	(1,337)	(1,264)	(2,228)
Changes in amounts due from subsidiaries and VIEs	1,925	4,205	2,244
Capital injection to a subsidiary	(50)	0	0
Net cash provided by / (used in) investing activities	1,875	4,205	2,244
Issuance of ordinary shares from treasury shares	0	45	0
Repurchase of ordinary shares	(1,237)	(2,296)	0
Net cash used in financing activities	(1,237)	(2,251)	0
Net increase /(decrease) in cash and cash equivalents	(699)	690	16
Cash, cash equivalents and restricted cash at beginning of year	772	82	66
Cash, cash equivalents and restricted cash at end of year	$ 73	$ 772	$ 82